Commitments	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
COMMITMENTS

10. COMMITMENTS:

Lease Commitments

FlexShopper entered into a lease, as amended, for office space through June 2019. On March 14, 2017, FlexShopper amended the lease agreement for an additional suite in an adjoining building.

On September 1, 2015, FlexShopper entered into a 48 month lease for additional office space in Fort Lauderdale, Florida to accommodate its call and customer service center.

On August 25, 2017, FlexShopper entered into a 12 month lease with two additional three year options for retail store space in West Palm Beach, Florida.

The rental expense for the years ended December 31, 2017 and 2016 was approximately $331,900 and $274,300, respectively. At December 31, 2017, the future minimum annual lease payments are approximately as follows:

2018	$256,385
2019	144,201
$400,586